Lease	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lease
14. LEASE
Operating Leases
The Company entered into various operating lease agreements, which consist of real property and office equipment with lease periods expiring between fiscal years 2025 and 2033. The Company recognized leased assets in operating lease assets of US$14,674 and US$13,195 thousand and corresponding accrued expenses and other current liabilities of US$2,528 and US$2,586 thousand, and other long-term liabilities
of US$12,413 and US$11,464 thousand, as of December 31, 2024 and 2025, respectively. The weighted average remaining lease term was 7.79 years and 6.94 years, and the weighted average discount rate was 2.49% and 2.43% as of December 31, 2024 and 2025, respectively.
The maturities of the operating lease liabilities as of December 31, 2025, were as follows:

Operating Lease Obligations
Fiscal Year:
2026	$2,887
2027	2,308
2028	1,788
2029	1,698
2030	1,698
2031 and thereafter	4,813

Total	15,192
Less imputed interest	1,142

Present value of lease liabilities	14,050
Less operating lease liabilities-current	2,586

Long-term operating lease liabilities	$11,464

Operating lease expenses for the years ended December 31, 2023, 2024 and 2025 are US$5,261 thousand, US$4,339 thousand, and US$4,165 thousand, respectively. For the supplemental cash flow information related to lease, the cash paid for amounts included in the measurement of operating lease liabilities was US$3,825 thousand, US$2,569 thousand and US$2,687 thousand for the year ended December 31, 2023, 2024 and 2025, respectively. The Company recognized right-of-use
assets of US$13,823 thousand, US$3,198 thousand, and US$189 thousand upon entering into operating lease arrangements for the years ended December 31, 2023, 2024, and 2025, respectively.